Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 10, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Summary Compensation Table Total for PEO ($) (1) (2)	Compensation Actually Paid to PEO ($) (1) (3)	Summary Compensation Table Total for PEO ($) (1) (2)	Compensation Actually Paid to PEO ($) (1) (3)	Average Summary Compensation Table Total for Non-PEO named executive officers NEO ($) (4)	Average Compensation Actually Paid for Non-PEO named executive officers NEO ($) (5)	Total Shareholder Return ($)(6)	Net Loss ($)(7)
	(Michael Lebby)		(Yves LeMaitre)

2025	—	—	8,614,697	8,532,684	689,613	1,274,529	75	(20,313,797)
2024	832,095	806,186	626,873	508,597	550,702	514,333	49	(22,535,041)
2023	1,346,381	1,454,564	—	—	1,108,385	1,208,378	116	(21,038,032)

Named Executive Officers, Footnote [Text Block]
(1)	Our PEO for 2023 and 2024 (through December 10) was Dr. Michael S. Lebby and Yves LeMaitre from December 11, 2024.

Peer Group Issuers, Footnote [Text Block]

(6)	The total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The dollar amounts reported are the Company’s GAAP net income (loss) reflected in the Company’s audited financial statements.

Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for each listed year.

(3)	Represents the compensation actually paid to our PEO in each year listed. Compensation actually does not mean that our PEO was actually paid those amounts in the listed year. This dollar amount is derived from the starting point of Summary of Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the table below:

PEO (Michael Lebby)	2025	2024	2023
Summary Compensation Table Total	$—	$832,095	$1,346,381

Subtract grant date fair value of option awards and stock awards granted in fiscal year	—	(387,037)	(848,478)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	—	—	—
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year	—	—	—
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year	—	361,128	889,431
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	—	—	67,230
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year	—	—	—
Compensation actually paid	$—	$806,186	$1,454,564

PEO (Yves LeMaitre)	2025	2024	2023
Summary Compensation Table Total	$8,614,697	$626,873	—

Subtract grant date fair value of option awards and stock awards granted in fiscal year	(7,866,451)	(591,446)	—
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	7,929,268	380,436	—
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year	—	—	—
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year	—	92,734	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(144,830)	—	—
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year	—	—	—
Compensation actually paid	$8,532,684	$508,597	—

The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are:

Michael Lebby:

	2025	2024	2023

Expected life (in years)	—	9.54 - 9.99 years	8.21 - 10.0 years

Volatility	—	76.43% - 78.36%	76.60% - 78.01%

Risk-free rate	—	3.69% - 4.43%	3.39% - 4.77%

Expected dividend yield	—	0%	0%

Yves LeMaitre:

	2025	2024	2023

Expected life (in years)	—	9.66 - 9.99 years	—

Volatility	—	76.61% - 78.63%	—

Risk-free rate	—	3.70% - 4.53%	—

Expected dividend yield	—	0%	—

Summary Compensation Table Total			$ 689,613	$ 550,702	$ 1,108,385
Compensation actually paid			$ 1,274,529	514,333	1,208,378
(4)	(4)During 2023 and 2022, our named executive officer other than our PEO was James S. Marcelli. During 2024 and 2025, our named executive officers other than our PEO were James S. Marcelli and Thomas E. Zelibor (from December 11, 2024). Represents the average of the total compensation paid to our NEO’s other than our PEO in each listed year, as shown in our Summary Compensation Table for each listed year.

(5)	Represents the average compensation actually paid to our NEO’s other than our PEO in each year listed. Compensation actually paid does not mean that our NEO’s were actually paid those amounts in the listed year, but this is a dollar amount is derived from the starting point of Summary of Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below:

NEOs other than PEO	2025	2024	2023
Summary Compensation Table Total	$689,613	$550,702	$1,108,385

Subtract grant date fair value of option awards and stock awards granted in fiscal year	(275,676)	(285,447)	(678,782)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	—	104,571	—
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year	—	—	—
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year	902,991	144,507	711,545
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(42,399)	—	67,230
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year	—	—	—
Compensation actually paid	$1,274,529	$514,333	$1,208,378

The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are:

	2025	2024	2023

Expected life (in years)	10 years	9.54 - 9.99 years	8.21 - 10.0 years

Volatility	78.72%	76.43% - 78.63%	76.60% - 78.01%

Risk-free rate	4.40%	3.69% - 4.53%	3.39% - 4.77%

Expected dividend yield	0%	0%	0%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount			$ 75	49	116
Net Income (Loss) Attributable to Parent			(20,313,797)	(22,535,041)	$ 21,038,032
PEO Name	Yves LeMaitre	Dr. Michael S. Lebby			Dr. Michael S. Lebby
Non-PEO NEO [Member] | Subtract grant date fair value of option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(275,676)	(285,447)	$ (678,782)
Non-PEO NEO [Member] | Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	104,571	0
Non-PEO NEO [Member] | Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			902,991	144,507	711,545
Non-PEO NEO [Member] | Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(42,399)	0	67,230
Non-PEO NEO [Member] | Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Michael Lebby [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total			0	832,095	1,346,381
Compensation actually paid			0	806,186	1,454,564
Michael Lebby [Member] | PEO [Member] | Subtract grant date fair value of option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(387,037)	(848,478)
Michael Lebby [Member] | PEO [Member] | Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Michael Lebby [Member] | PEO [Member] | Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Michael Lebby [Member] | PEO [Member] | Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	361,128	889,431
Michael Lebby [Member] | PEO [Member] | Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	67,230
Michael Lebby [Member] | PEO [Member] | Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Yves LeMaitre [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total			8,614,697	626,873	0
Compensation actually paid			8,532,684	508,597	0
Yves LeMaitre [Member] | PEO [Member] | Subtract grant date fair value of option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,866,451)	(591,446)	0
Yves LeMaitre [Member] | PEO [Member] | Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,929,268	380,436	0
Yves LeMaitre [Member] | PEO [Member] | Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Yves LeMaitre [Member] | PEO [Member] | Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	92,734	0
Yves LeMaitre [Member] | PEO [Member] | Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(144,830)	0	0
Yves LeMaitre [Member] | PEO [Member] | Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0